Consolidated Statements of Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Dividend Income
Loans, including fees	$ 488,936	$ 513,936	$ 436,172
Mortgage loans held for sale, including fees	5,108	5,318	3,479
Investment securities:
Taxable interest	31,562	33,890	44,760
Tax-exempt interest	6,668	7,375	5,956
Amortization of FDIC loss share receivable	(97,849)	(118,100)	(72,086)
Other	2,772	2,781	2,046
Total interest and dividend income	437,197	445,200	420,327
Interest Expense
NOW and MMDA	18,933	23,936	28,914
Savings	309	573	656
Time deposits	16,604	24,855	40,984
Short-term borrowings	490	650	577
Long-term debt	10,617	13,436	10,938
Total interest expense	46,953	63,450	82,069
Net interest income	390,244	381,750	338,258
Provision for loan losses	5,145	20,671	25,867
Net interest income after provision for loan losses	385,099	361,079	312,391
Non-interest Income
Service charges on deposit accounts	28,871	26,852	25,915
Mortgage income	64,197	78,053	45,177
Title revenue	20,526	20,987	18,048
ATM/debit card fee income	9,510	8,978	11,008
Income from bank owned life insurance	3,647	3,680	3,296
Gain on sale of assets	251	42	943
Gain on sale of available for sale investments	2,277	3,739	3,422
Derivative losses reclassified from other comprehensive income	(391)	(1,618)	(1,723)
Broker commissions	16,333	13,446	10,224
Other income	23,737	21,838	15,549
Total Non-interest income	168,958	175,997	131,859
Non-interest Expense
Salaries and employee benefits	244,981	233,777	193,773
Net occupancy and equipment	58,037	54,672	49,600
Impairment of FDIC loss share receivables and other long-lived assets	37,893	2,902
Franchise and shares tax	3,757	3,809	4,243
Communication and delivery	12,024	12,671	11,510
Marketing and business development	10,143	12,546	9,754
Data processing	17,853	15,590	14,531
Printing, stationery and supplies	2,555	3,298	3,298
Amortization of acquisition intangibles	4,720	5,150	5,121
Professional services	18,217	21,095	15,085
Costs of OREO property, net	1,943	6,352	10,029
Credit and other loan related expense	15,931	18,095	15,348
Insurance	11,272	10,771	10,022
Travel and entertainment	8,126	9,563	7,615
Other expenses	25,633	21,894	23,802
Total Non-interest expense	473,085	432,185	373,731
Income (loss) before income taxes expenses	80,972	104,891	70,519
Income tax expense	15,869	28,496	16,981
Net Income	65,103	76,395	53,538
Income Available to Common Shareholders - Basic	65,103	76,395	53,538
Earnings Allocated to Unvested Restricted Stock	(1,209)	(1,437)	(967)
Earnings Available to Common Shareholders - Diluted	63,894	74,958	52,571
Earnings per common share - basic	$ 2.20	$ 2.59	$ 1.88
Earnings per common share - Diluted	$ 2.20	$ 2.59	$ 1.87
Cash dividends declared per common share	$ 1.36	$ 1.36	$ 1.36
Unrealized gains on securities:
Unrealized holding (losses) gains arising during the period	(62,095)	2,174	36,328
Other than temporary impairment realized in net income			(509)
Less: reclassification adjustment for gains included in net income	(2,277)	(3,739)	(3,422)
Unrealized (loss) gain on securities, before tax	(64,372)	(1,565)	32,397
Fair value of derivative instruments designated as cash flow hedges:
Change in fair value of derivative instruments designated as cash flow hedges during the period	953	(22)	(19,078)
Less: reclassification adjustment for losses included in net income	391	1,618	1,723
Fair value of derivative instruments designated as cash flow hedges, before tax	1,344	1,596	(17,355)
Other comprehensive (loss) income, before tax	(63,028)	31	15,042
Income tax (benefit) expense related to items of other comprehensive (loss) income	(22,060)	11	5,265
Other comprehensive (loss) income, net of tax	(40,968)	20	9,777
Comprehensive income	$ 24,135	$ 76,415	$ 63,315